Stock-based Compensation - Summary of the Company's Options Activity (Detail) - Employee Stock Option - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Beginning Balance	117,529
Number of Options, Forfeited	(26,093)
Number of Options, Expired	(53,960)
Number of Options, Ending Balance	37,476	117,529
Number of Options, Exercisable	0
Number of Options, Unvested	37,476
Weighted Averaged Exercise Price , Beginning Balance	$ 10
Weighted Averaged Exercise Price,Forfeited	10
Weighted Averaged Exercise Price ,Expired	10
Weighted Averaged Exercise Price, Ending Balance	$ 10	$ 10
Weighted Average Remaining Contractual Life, Ending Balance	1 year 3 months 18 days	2 years 3 months 18 days
Aggregate Intrinsic Value